Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Deferred income tax expense, exclusive of the effects of other components listed below	$ 7,409	$ 9,981	$ 1,085
Adjustments to deferred tax assets and liabilities for changes in enacted tax laws and rates	0	0	(1)
Tax benefits of operating loss carryforwards	0	(1,130)	0
Increase in the beginning-of-the-year balance of the valuation allowance for deferred tax assets	0	0	5,406
Deferred income tax expense	$ 7,409	$ 8,851	$ 6,490